Impairment loss on marketable securities and investments in associated companies (restated) - SapuraKencana - Impairment of marketable securities (Details) - USD ($) $ in Millions		3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Apr. 27, 2016	Mar. 31, 2016	Sep. 30, 2015	Jun. 30, 2016	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2016	Dec. 31, 2015		Sep. 30, 2015	Dec. 31, 2014
Schedule of Equity Method Investments [Line Items]
Total impairment of marketable securities investments (reclassification from OCI)							$ 153	$ 752			$ 0
Marketable securities							110	291
Loss on impairment of investments		$ 13		$ 13	$ 895		895	1,285	[1]		0
SapuraKencana
Schedule of Equity Method Investments [Line Items]
Increase (decrease) in price per unit (as percent)										(45.00%)
Total impairment of marketable securities investments (reclassification from OCI)						$ 167	0	178			0
Marketable securities							0	195
Proceeds from available-for-sale securities	$ 195										$ 297
Seadrill Partners LLC
Schedule of Equity Method Investments [Line Items]
Increase (decrease) in price per unit (as percent)			(20.00%)
Marketable securities							$ 110	$ 96

[1]	Refer to Note 39 "Restatement of previously issued financial statements"